Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating Activities:
Net income (loss)	$ 129	$ 122	$ (384)	$ 145
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			629	544
Other, net			233	(275)
Net cash provided by operating activities			478	414
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(841)	(1,080)
Net collections from retail receivables and related securitizations			547	414
Other, net			183	771
Net cash provided by (used in) investing activities			(111)	105
Financing Activities:
Net increase (decrease) in indebtedness			(756)	(816)
Dividends paid			(204)	(294)
Other, net			(58)	17
Net cash used in financing activities			(1,018)	(1,093)
Effect of foreign exchange rate changes on cash and cash equivalents			149	(354)
Decrease in cash and cash equivalents			(502)	(928)
Cash and cash equivalents, beginning of year			5,384	5,163
Cash and cash equivalents, end of period	4,882	4,235	4,882	4,235
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	128	124	(386)	146
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			6	6
Other, net			428	(63)
Net cash provided by operating activities			48	89
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(4)	(9)
Withdrawals from subsidiaries’ cash management pools			(36)	(71)
Other, net			(75)	(62)
Net cash provided by (used in) investing activities			(115)	(142)
Financing Activities:
Net increase (decrease) in indebtedness			279	(3)
Dividends paid			(201)
Other, net			(6)	51
Net cash used in financing activities			72	48
Effect of foreign exchange rate changes on cash and cash equivalents			(6)
Decrease in cash and cash equivalents			(1)	(5)
Cash and cash equivalents, beginning of year			3	7
Cash and cash equivalents, end of period	2	2	2	2
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	76	106	63	130
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net			(100)	(205)
Net cash provided by operating activities			(37)	(75)
Investing Activities:
Other, net			32	(1)
Net cash provided by (used in) investing activities			32	(1)
Financing Activities:
Net increase (decrease) in indebtedness			3	76
Dividends paid				(5)
Other, net			2	5
Net cash used in financing activities			5	76
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	183	212	300	358
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			104	105
Other, net			(409)	(545)
Net cash provided by operating activities			(5)	(82)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(29)	(46)
Withdrawals from subsidiaries’ cash management pools			1,312	(777)
Other, net			(955)	(10)
Net cash provided by (used in) investing activities			328	(833)
Financing Activities:
Net increase (decrease) in indebtedness			(263)	1,104
Dividends paid				(177)
Other, net			3	6
Net cash used in financing activities			(260)	933
Effect of foreign exchange rate changes on cash and cash equivalents			4	(1)
Decrease in cash and cash equivalents			67	17
Cash and cash equivalents, beginning of year			144	39
Cash and cash equivalents, end of period	211	56	211	56
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	86	82	(307)	140
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			519	433
Other, net			492	115
Net cash provided by operating activities			704	688
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(808)	(1,025)
Net collections from retail receivables and related securitizations			547	414
Other, net			(278)	1,553
Net cash provided by (used in) investing activities			(539)	942
Financing Activities:
Net increase (decrease) in indebtedness			(775)	(1,471)
Dividends paid			(236)	(242)
Other, net			127	(504)
Net cash used in financing activities			(884)	(2,217)
Effect of foreign exchange rate changes on cash and cash equivalents			151	(353)
Decrease in cash and cash equivalents			(568)	(940)
Cash and cash equivalents, beginning of year			5,237	5,117
Cash and cash equivalents, end of period	4,669	4,177	4,669	4,177
Eliminations [Member]
Operating Activities:
Net income (loss)	$ (344)	$ (402)	(54)	(629)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net			(178)	423
Net cash provided by operating activities			(232)	(206)
Investing Activities:
Withdrawals from subsidiaries’ cash management pools			(1,276)	848
Other, net			1,459	(709)
Net cash provided by (used in) investing activities			183	139
Financing Activities:
Net increase (decrease) in indebtedness				(522)
Dividends paid			233	130
Other, net			(184)	459
Net cash used in financing activities			$ 49	$ 67